Notes Payable and Convertible Notes Payable (Details) - USD ($)								1 Months Ended		9 Months Ended	12 Months Ended
	May 01, 2025	Apr. 03, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Mar. 31, 2024	Feb. 15, 2024	May 31, 2025	Apr. 30, 2025	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Feb. 29, 2024	Feb. 12, 2024
Notes Payable and Convertible Notes Payable [Line Items]
Note payable											$ 1,370,009
Principal amount of note														$ 50,000
Percentage of common stock		85.00%						85.00%	85.00%
Extinguishment of debt											(117,217)
Fund received							$ 40,000				$ 750,000	628,708
Amount of debt original issue discount							$ 15,000
Percentage of guaranteed interest							10.00%
Amount of guaranteed interest							$ 5,000
Warrant outstanding (in Shares)					12,706								13,023
Indebtedness they held					$ 1							$ 1
Per share (in Dollars per share)											$ 60
Percentage of beneficial ownership												9.99%
Number of common stock issuable (in Shares)						10,400
License fee per share (in Dollars per share)						$ 50
Debt extinguishment				$ 106,800		$ 520,000
Warrants exercisable shares (in Shares)					12,706
Inducement expense					$ 377,774
Shares issued (in Shares) (in Shares)				2,500
Per share (in Dollars per share)				$ 42.72
Interest expense											$ 91,922	$ 56,794
Amortization of debt discount											796,276	$ 15,000
Warrant [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Maturity date												Jul. 16, 2026
Warrant outstanding (in Shares)					2							2
Per share (in Dollars per share)					$ 60							$ 0.3
Warrants exercisable shares (in Shares)					16
Notes Payable - Net [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Note payable											$ 1,270,009	$ 1,370,000
Maturity date											Dec. 31, 2025
Debt instrument principal amount	$ 100,000
Accrued interest	$ 12,603
Note issued in 2025 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Principal amount of note			$ 100,000					$ 650,000	$ 2,025
Interest rate per annum			8.00%					8.00%	8.00%
Conversion price per share (in Dollars per share)			$ 0.1							$ 0.1
Percentage of shares		85.00%						85.00%	85.00%
Conversion rate		85.00%						85.00%	85.00%
Conversion price											$ 1,070,788
Extinguishment of debt											$ (117,217)
Percentage of original debt instruments											10.00%
Notes issued in 2024 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Principal amount of note										$ 578,708
Interest rate per annum										8.00%
Conversion price per share (in Dollars per share)										$ 0.1
Convertible Notes Payable [Member] | Note issued in 2025 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Conversion price											$ 953,571
Modification and Extinguishment [Member] | Note issued in 2025 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Extinguishment of debt		$ 117,217
Minimum [Member] | Notes Payable - Net [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Various interest rates											0.00%
Maximum [Member] | Notes Payable - Net [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Various interest rates											12.00%